Investment Strategy - Tuttle Capital IBIT 0DTE Covered Call ETF	Aug. 29, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives through the use of a covered call strategy that provides current income, while also providing exposure to the price return of iShares Bitcoin Trust ETF (NASDAQ: IBIT) (the “Underlying Security”). In effectuating its investment strategy, the Fund will either purchase and sell a combination of call and put option contracts that utilize the Underlying Security as the reference asset (i.e., a synthetic long) or purchase the Underlying Security directly. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in options contracts with the Underlying Security as the reference asset or directly in the Underlying Security. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value (i.e., the total value of the contract, which is different from its market value). In seeking to achieve its investment objective to generate current income, the Fund will sell call options that have zero days to expiration (i.e., they will expire at the end of the same day), known as “0DTE” options. The Fund may also sell options with one day to expiration (“1DTE”) or two days to expiration (“2DTE”) depending on market liquidity. The Fund’s purchased call and sold put options have a longer maturity when purchased, thereby offering synthetic long exposure to the Underlying Security.

The Fund seeks to generate current income from option premiums by writing (i.e., selling) call options on the Underlying Security that are 0DTE. Unlike a traditional covered call strategy, the Fund generally will not own the Underlying Security directly (although it may). Instead, the Fund will derive its “synthetic” long exposure to the price return of the Underlying Security through the use of options contracts with a longer maturity date that use the Underlying Security as the reference asset. The Fund’s long exposure will generally consist of the Fund selling puts and purchasing calls on the Underlying Security, and direct investments in the Underlying Security. As a buyer of call options the Fund gains exposure to increases in the value of the Underlying Security; and as a seller of a put option, the Fund generally gains exposure to decreases in the value of the Underlying Security. When it exercises its purchased call options, the Fund will experience a gain equal to the difference between the strike price of the options contracts and the value of the Underlying Security (minus the premiums paid to the seller). The Fund will seek to use these gains in seeking capital appreciation as the purchased call options will generally provide exposure to the returns of the Underlying Security. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Underlying Security beyond a certain point, which is discussed in further detail below.

In executing the synthetic covered call strategy to seek to generate income, the Fund will on every business day sell 0DTE Underlying Security call options or FLexible Exchange® options (“FLEX Options”) with a strike price above the current value of the Underlying Security (generally referred to as “out-of-the-money”). Currently, 0DTE standard options are not available for investment (except on Fridays), although they are expected to become available. To the extent listed 0DTE call options on the Underlying Security are not available, the Fund will use FLEX Options (except on Fridays) because there are no 0DTE standard options available in the Underlying Security (except on Fridays). In using FLEX Options, the Fund will sell 1DTE or 2DTE FLEX Options in the Underlying Security, which will then enable the Fund to sell 0DTE Flex Options the next or second business day, as applicable. The Fund will continue this process for each business day except on Thursdays because the Fund will be able to purchase 0DTE standard options in the Underlying Security on Fridays. No more than 20% of the Fund’s net assets (plus borrowings for investment purposes) will be in 1DTE or 2DTE FLEX Options.

Although the Fund will seek capital appreciation through the purchase of in-the-money call options on the Underlying Security or through investing directly in the Underlying Security, any participation in gains achieved through the increase in value of the Underlying Security will be offset to a degree by the Fund’s net short exposure to the Underlying Security through its sale of call options on the Underlying Security. If the Underlying Security appreciates in value beyond the strike price of the Fund’s sold call option contracts, the Fund will lose money on those short call positions, which will adversely affect, to a degree, the upside return of the Fund’s long exposure. The degree to which the Fund’s long exposure gains are adversely affected by its short exposure will depend on the overall percentage gain realized from the long call options exercised by the Fund. The Fund does not seek to sell call options at a particular strike price. The strike price at which such call options are sold is dependent on prevailing market conditions. Additionally, to the extent that the Underlying Security lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options. However, premiums earned by the Fund might not offset all losses.

In implementing its investment strategy, the Fund will use exchange-traded options contracts and/or FLEX Options that utilize the Underlying Security as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are “American Style” options, which can be exercised at any time prior to expiration. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure. Because the Fund will be purchasing and selling options contracts on a daily basis, it will have a high portfolio turnover rate and the Fund will incur expenses.

The Fund will also invest in short-term U.S. Treasury securities and money market funds. These positions will be used to earn additional yield on any cash not invested in options contracts.

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. However, the Adviser may use cash proceeds to purchase out-of-the-money put and call options as a hedge to seek to minimize the risk of losses from drastic downswings or upswings in the price of the Underlying Security. There is no guarantee that such hedges will be effective.

The Fund will not invest directly in bitcoin or any other digital assets. Rather, the Fund seeks to gain exposure to the Underlying Security, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the Tuttle Capital IBIT 0DTE Covered Call (Cayman) Portfolio S.P. (the “Tuttle Capital IBIT ODTE Subsidiary”). The Tuttle Capital IBIT ODTE Subsidiary is wholly-owned and controlled by the Fund. The Fund will also likely have significant cash investments. Again, however, the Fund will not invest directly in bitcoin or any other digital assets.

The Tuttle Capital IBIT ODTE Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the Tuttle Capital IBIT ODTE Subsidiary may not exceed 25% of the Fund’s total assets (the “Subsidiary Limit”) as of each quarter-end in accordance with the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s investment in the Tuttle Capital IBIT ODTE Subsidiary is intended to provide the Fund with exposure to bitcoin returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Code. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the Tuttle Capital IBIT ODTE Subsidiary. The Tuttle Capital IBIT ODTE Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions, except that unlike the Fund, it may invest without limit in the Underlying Security. The Fund will aggregate its investments with the Tuttle Capital IBIT ODTE Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the Tuttle Capital IBIT ODTE Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the Tuttle Capital IBIT ODTE Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the Tuttle Capital IBIT ODTE Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the Tuttle Capital IBIT ODTE Subsidiary.

The Fund (and the Tuttle Capital IBIT ODTE Subsidiary, as applicable) expects to invest its remaining assets in any one or more of the following cash investments: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), and treasury inflation-protected securities that provide liquidity, serve as margin or collateralize the Fund’s and/or the Tuttle Capital IBIT ODTE Subsidiary’s investments in the Underlying Security.

The Fund’s investment strategy is not intended to track the performance of bitcoin and the Fund’s performance will differ from that of bitcoin. The performance differences will depend on, among other things, bitcoin’s value, changes in the value of the puts the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of bitcoin.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure in the industry to which the Underlying Security is assigned). As of the date of this prospectus, IBIT is assigned to the computer manufacturing industry.

The Fund will seek to provide weekly distributions.  Such distributions are intended to include income generated from the Fund’s strategy but may also include a return of capital.  There is no guarantee that the Fund will make a distribution in any given week.  A return of capital is generally tax-free to a shareholder to the extent of the shareholder’s tax basis, which such tax-free return of capital reduces the shareholder’s tax basis in their shares of the Fund.  Any return of capital in excess of the shareholder’s tax basis in the Fund’s shares will be taxed as capital gain.

iShares Bitcoin Trust ETF

iShares Bitcoin Trust ETF is not an investment company registered under the 1940 Act, and therefore is not subject to the same regulatory requirements as mutual funds or ETFs registered under the 1940 Act. BlackRock Fund Advisors, a wholly-owned subsidiary of BlackRock, is the Trustee of IBIT. BlackRock Fund Advisors provides portfolio management and consulting services to individuals, government, companies and institutional investors and is headquartered at 400 Howard Street, San Francisco, California. iShares Bitcoin Trust ETF is listed on The NASDAQ Stock Market LLC (“Nasdaq”).

iShares Bitcoin Trust ETF is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by iShares Bitcoin Trust ETF pursuant to the Exchange Act can be located by reference to the SEC file number 333-272680 through the SEC’s website at www.sec.gov. In addition, information regarding iShares Bitcoin Trust ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to IBIT or other securities of iShares Bitcoin Trust ETF. The Fund has derived all disclosures contained in this document regarding iShares Bitcoin Trust ETF from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such documents with respect to iShares Bitcoin Trust ETF. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding iShares Bitcoin Trust ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of iShares Bitcoin Trust ETF (and therefore the price of iShares Bitcoin Trust ETF at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning iShares Bitcoin Trust ETF could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of IBIT.

Strategy Portfolio Concentration [Text]	The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in options contracts with the Underlying Security as the reference asset or directly in the Underlying Security.